Derivative Liabilities - Schedule of Fair Value of the Derivative Warrant Liability (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance at beginning	$ 4,301	$ 2,216
Exercise of warrants	(63)
Change in fair value	607	(841)
Balance at ending	6,220	1,375
Series A Warrants [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance at beginning	4,301
Exercise of warrants	(63)
Change in fair value	968
Balance at ending	5,206
Additional Warrants [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance at beginning		2,216
Exercise of warrants
Change in fair value	(361)	(841)
Balance at ending	$ 1,014	$ 1,375